OPERATING EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of operating expenses [Abstract]
Disclosure of general and administrative expense [text block]
NOTE 25. OPERATING EXPENSES

25.1.	Other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2018, 2017 and 2016 is as follows:

Other administrative and general expenses	2018	2017	2016
	In millions of COP
Maintenance and repairs	585,377	530,284	448,017
Others Fees	429,121	427,517	411,521
Insurance	331,430	303,501	286,384
Leasing	256,872	244,956	246,445
Transport	183,857	158,561	154,220
Data processing	147,294	130,125	101,347
Advertising	144,900	127,142	120,046
Frauds and claims (1)	117,032	134,087	72,860
Public services	108,420	107,727	114,840
Cleaning and security services	97,848	92,359	93,336
Communications	73,072	67,201	61,943
Contributions and affiliations	66,636	60,320	59,406
Disputes, fines and sanctions (2)	63,685	139,146	52,441
Useful and stationery	63,321	58,145	61,699
Properties improvements and installation	52,937	59,121	55,307
Travel expenses	37,006	38,037	37,112
Trust	31,100	25,901	13,176
Legal and financial consultant	31,072	25,855	29,435
Production and supply cards	26,575	32,975	29,532
Real estate management	23,694	21,817	19,262
Board of directors and audit fee	21,733	20,450	20,926
Donations	17,402	17,048	18,338
Storage services	15,664	16,162	14,157
Activities Joint Operations	8,719	9,650	8,805
Temporary services	3,724	3,907	7,232
Legal expenses	3,570	4,112	5,897
Public relations	2,899	5,912	5,101
Others	79,809	115,866	102,549
Total other administrative and general expenses	3,024,769	2,977,884	2,651,334
Wealth tax, contributions and other tax burden (2)	692,666	727,661	741,184

(1)
The increases in frauds and claims during the year 2018 and 2017 compared with the level of expense recognized as of December 31, 2016, are mainly explained by higher operational risk in virtual transactions and transactions with credit and debit cards.

(2)
The increase in disputes, fines and sanctions during the year 2017 is caused by the recognition of an income tax provision related with a potential exposure for the fiscal year 2014, consisting in an unrecognized tax benefits amounting to COP 201,554 in income tax liabilities related to tax positions. The 2014 income tax return has been subject to review from the tax authority since April 23, 2015.

25.2.	Impairment, depreciation and amortization

The detail for Impairment, depreciation and amortization for the years ended December 31, 2018, 2017 and 2016 is as follows:

Impairment, depreciation and amortization	2018	2017	2016
	In millions of COP
Depreciation of premises and equipment	342,605	316,281	329,258
Amortization of intangible assets	123,551	116,752	149,776
Impairment of other assets (1)	27,746	46,078	38,775
Total impairment, depreciation and amortization	493,902	479,111	517,809

(1)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2018, 2017 and 2016 is presented in the table below:

	2018	2017	2016
	In millions of COP
Banking Colombia	20,036	33,889	15,078
Banking Panamá	6,523	5,495	1,934
Banking Guatemala	2,672	1,939	2,118
All other segments	812	1,418	-
Brokerage	13	-	-
Off Shore	(173)	(26)	(60)
Banking El Salvador	(2,137)	3,363	19,705
Total	27,746	46,078	38,775

During 2018 and 2017 there were no significant cybersecurity breaches according to the data security policies established by the management.